Goodwill and Other Intangible Assets Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 18,948	$ 18,310	$ 19,116
Finite-Lived Intangible Assets, Net, Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	20,629
Finite-Lived Intangible Assets, Amortization Expense, Year Two	14,668
2019	6,566
Finite-Lived Intangible Assets, Amortization Expense, Year Four	898
Finite-Lived Intangible Assets, Amortization Expense, Year Five	154
Thereafter	0
Total - Finite Lived Intangible Asset, Amortization Expense	$ 42,915
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years